Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Disclosure of Accounts Receivable, Net

	December 31, 2021		December 31, 2020
Trade accounts receivable	Ps.	30,564	Ps.	26,309
The Coca-Cola Company (see Note 15)		820		509
Loans to employees		118		118
Heineken Group (see Note 15)		1,191		1,167
Others		3,156		2,608
Allowance for expected credit losses		(1,951)		(2,462)
	Ps.	33,898	Ps.	28,249

Disclosure of Aging of Accounts Receivable (Days Current or Outstanding)

Aging of accounts receivable (days current or outstanding)

	December 31,		December 31,
	2021		2020
Current	Ps.	28,523	Ps.	24,556
0‑30 days		4,108		2,024
31‑60 days		622		836
61‑90 days		373		317
91‑120 days		748		438
120+ days		1,475		2,540
Total	Ps.	35,849	Ps.	30,711

Disclosure of Changes in Allowance for Expected Credit Losses

	2021		2020		2019
Balance at the beginning of the period	Ps.	2,462	Ps.	2,189	Ps.	2,114
Allowance for the period		496		591		709
Additions (write-offs) of uncollectible accounts		(821)		(613)		(269)
Addition from business combinations		—		273		—
Effects of changes in foreign exchange rates		(186)		22		(365)
Balance at the end of the period	Ps.	1,951	Ps.	2,462	Ps.	2,189